GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Going Concern [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 2 — GOING CONCERN

As of September 30, 2016, the Company has incurred cumulative net losses from its inception of approximately $31 million and has incurred a year to date loss of approximately $5 million. These circumstances raise substantial doubt as to the Company’s ability to continue as a going concern. In response to this uncertainty, Management has taken certain measures in 2015 and to date in 2016 and has plans for the remainder of 2016 and beyond, with the objective of alleviating this concern. They include the following:

•	On July 13, 2016, the Company received gross proceeds of approximately $9.1 million upon closing the Offering.

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In order to meet customers’ needs for consumer products, the Company is continuing to develop new products to complement existing products and expand overall product offerings, with the objective of increasing revenue and gross profit percentages. The Company introduced two new action sports camera in the third quarter of 2016 and will be introducing additional new action sports cameras in 2017.

While the Company believes it will be successful in obtaining the necessary financing to fund its operations, there are no assurances that such additional funding will be achieved and that it will succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue in existence.

NOTE 2 — GOING CONCERN

As of December 31, 2015, the Company has negative working capital of approximately $9,358,000, has a capital deficit of approximately $5,694,000, and has incurred cumulative net losses from its inception of approximately $25,875,000. These circumstances raise substantial doubt as to the Company’s ability to continue as a going concern. In response to this uncertainty, Management has taken certain measures to date in 2016 and has plans for the remainder of 2016 and beyond, with the objective of alleviating this concern. They include the following:

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Subsequent to December 31, 2015, the Company raised $263,000, net of offering costs, upon the issuance of promissory notes. Also subsequent to December 31, 2015, the Company raised $583,000, net of offering costs, upon the issuance of Series A preferred stock.

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In order to meet customers’ needs for consumer products, the Company is continuing to develop new products to complement existing products and expand overall product offerings, with the objective of increasing revenue and gross profit percentages. The Company will offer new products in its action sports line and is also planning several new memory product offerings in 2016.

While the Company believes it will be successful in obtaining the necessary financing to fund its operations, there are no assurances that such additional funding will be achieved and that it will succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue in existence.